Employment benefit obligations (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Employment Benefits [Abstract]
Net defined benefit asset	₩ (7,231)	₩ (1,047)
Net defined benefit obligations	1,907,013	1,925,134
Other long-term employee benefit obligations	3,847	4,720
Employee benefits liabilities, net	₩ 1,903,629	₩ 1,928,807